OTHER FINANCIAL ASSETS AT AMORTISED COST (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Amortised Cost

		Group
	2024	2023
	£m	£m
Debt securities	3,408	152
	3,408	152